CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 1,171	$ 5,445	$ 3,624
Foreign currency translation adjustments	(467)	$ (5,325)	$ 1,477
Financial liability related to hedging	(264)
Other comprehensive income	440	$ 120	$ 5,101
Net earnings attributable to non-controlling interests	(2,239)	(2,106)	(2,159)
Other comprehensive income (loss) attributable to non-controlling interests	46	2,265	(624)
Comprehensive income (loss) attributable to Optibase LTD.	$ (1,753)	$ 279	$ 2,318